BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2011
Basis Of Presentation
BASIS OF PRESENTATION
NOTE 1 - BASIS OF PRESENTATION

On November 24, 2011, New Energy Systems Group (the “Company” or “New Energy”) entered into an Equity Transfer Agreement (the “Equity Transfer Agreement”) with Xuemei Fang (“Fang”) and Weirong Xu (“Xu”, and together with Fang, the “Buyers”). Under the Equity Transfer Agreement, the Company agrees to transfer 100% of the equity interest of Billion Electronics Limited (BVI) (“Billion Electronics”) and its wholly owned subsidiaries Shenzhen E’Jenie Technology Development Co., Ltd. (“E’Jenie”) and Shenzhen NewPower Technology Development Co., Ltd. ("NewPower"), to the Buyers for a cash consideration of approximately $13,460,000 (RMB 85,553,892.75) ("Equity Transfer"), after the deduction of approximately $24,081,000 (RMB 153,033,107.25) of debt that the Company owes E’Jenie, which will be cancelled upon completion of the Equity Transfer. Fang will pay approximately $8,076,000 (RMB 51,320,335.65) for 60% of the equity interest in Billion Electronics and Xu will pay approximately $5,384,000 (RMB 34,213,557.10) for 40% of the equity interest in Billion Electronics. Approximately $2,692,000 (RMB 17,106,778.55), or 20% of the purchase price, will be paid upon the registration of the Equity Transfer with the relevant PRC authority. Thereafter, the Buyers will pay an aggregate of approximately $913,000 (RMB 5,800,000) every two months, until the purchase price is paid in full. Fang is a Vice President of E’Jenie and Xu is the Director of Marketing of NewPower.

In connection with the Equity Transfer Agreement, the Company entered into a Security Agreement (“Security Agreement”) with E’Jenie on November 24, 2011. Under the Security Agreement, E’Jenie agrees to pledge all its assets as collaterals for the debt of the Buyers arising out of the Equity Transfer Agreement. The Equity Transfer Agreement is further guaranteed by the Buyers, pursuant to two Guarantee Agreements, dated November 24, 2011, made by Fang and Xu, respectively, to the Company (the “Guarantee Agreements”) for a period of two years commencing at the date of maturity of debt under the Equity Transfer Agreement.

The accompanying unaudited pro forma consolidated balance sheet presents the accounts of New Energy and Billion Electronics and subsidiaries as if the disposition of Billion Electronics and subsidiaries occurred on September 30, 2011 for balance sheet purpose. The accompanying unaudited pro forma consolidated statements of income and comprehensive income present the accounts for the nine months ended September 30, 2011 and for the year ended December 31, 2010 as if the disposition of Billion Electronics and subsidiaries occurred on January 1, 2011 and 2010, respectively. The fair values of the assets disposed and liabilities assumed at disposal date are used for the purpose of selling price allocation. The excess of the selling price over the fair value of nets assets disposed of $15,456 is recorded as gain from disposition.

The historical consolidated financial information has been adjusted to give effect to pro forma events that are (i) directly attributable to the Disposition, (ii) factually supportable, and (iii) with respect to the historical statements of operations information, expected to have a continuing impact on the Company. The adjustments are based upon presently available information and assumptions that management believes are reasonable under the circumstances as of the date hereof. The unaudited pro forma consolidated financial information includes no assumptions regarding the use of the cash consideration, which is presented as cash and cash equivalents, or regarding the receipt or form of the deferred payment from the Purchaser, which is presented as a receivable, on the unaudited pro forma consolidated balance sheets.  Accordingly, the actual effect of the Disposition, due to this and other factors, including, but not limited to changes in balances of assets and liabilities and final adjustments, could differ significantly from the pro forma adjustments presented herein.

The unaudited pro forma condensed consolidated financial information should be read in conjunction with the historical consolidated financial statements and accompanying notes of the Company filed on Form 10-K/A for the year ended December 31, 2010 filed on July 14, 2011, as amended (the “Form 10-K/A”), and on Form 10-Q for the quarter ended September 30, 2011 (the “Form 10-Q”) filed on November 14, 2011.  The unaudited pro forma consolidated financial information is for informational purposes only and should not be considered indicative of the operating results or financial position that would have occurred if the disposal date for the Disposition had been the dates assumed or that may occur as of any future date or for any future period.